LEASE	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASE
NOTE 11: -	LEASE

The Group's facilities are leased under several lease agreements.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2024, 2023 and 2022 were approximately $ 2,735, $ 3,545 and $ 3,784, respectively.

Expenses for short- term leases in 2024 were $ 199, $ 229 and $ 82, respectively. Variable lease costs for the years ended December 31, 2024, 2023 and 2022 were $ 826, $ 831 and $813, respectively.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2024	2023

Weighted average remaining lease term	5 years	1.5 years
Weighted average discount rate	8.84%	2.10%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2024, 2023 and 2022 were $2,751, $4,152, and $2,843, respectively.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2025	1,059
2026	1,511
2027	1,590
2028 and thereafter	3,832

Total lease payments	7,992

Less - imputed interest	(1,622)

Present value of lease liabilities	6,370

During the years ended December 31, 2024, and 2023, the short-term maturities of operating lease liabilities with a term of twelve months or less were $ 199 and $ 195, respectively.